The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

March 19, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1933 Act Registration No. 333-169226

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (“Rule 497(c)”), are exhibits containing an XBRL interactive data file relating to the supplement to the Trust’s Statutory Prospectus dated as of February 28, 2018, that was filed pursuant to Rule 497(c) on February 26, 2018.

Please direct any questions to the undersigned at (312) 557-3948.

Sincerely,

Ashmore Funds

/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust

Enclosures